UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21869

NEXPOINT CREDIT STRATEGIES FUND

(formerly Pyxis Credit Strategies Fund)

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices) (Zip code)

NexPoint Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (866) 351-4440

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1: Schedule of Investments

The Schedule of Investments are attached herewith.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2013	NexPoint Credit Strategies Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (a) - 33.7%
AEROSPACE - 0.4%
2,000,000	Continental Airlines, Inc. Term Loan B 03/22/19 (b)	2,024,180
76,805	IAP Worldwide Services, Inc. Second Lien Term Loan 16.50%, 06/30/16	50,883

		2,075,063

BROADCASTING - 6.7%
35,950,043	ComCorp Broadcasting, Inc. Term Loan 9.00%, 04/03/13 (c)(d)	35,268,933

CHEMICALS - 2.8%
8,402,481	INEOS U.S. Finance LLC Cash Dollar Term Loan 6.50%, 05/04/18	8,558,515
1,597,107	W.R. Grace & Co. Revolver Credit Loan (e)	3,122,344
1,597,107	5-Year Revolver (e)	3,122,344

		14,803,203

ENERGY - 0.5%
731,707	EMG Utica Term Loan 03/27/20 (b)	737,195
2,000,000	FTS, International, Inc. Term Loan 8.50%, 05/06/16	1,899,720

		2,636,915

FINANCIAL - 0.2%
1,250,000	Nuveen Investments, Inc. Tranche A First Lien Term Loan 5.70%, 05/13/17	1,276,119

Principal Amount ($)		Value ($)
FOOD & DRUG - 0.5%
2,450,980	SUPERVALU, Inc. Term Loan 03/21/19 (b)	2,496,789

FOOD & TOBACCO - 0.1%
800,000	H.J. Heinz Co. Term Loan B-2 03/27/20 (b)	807,832

FOREST PRODUCTS & CONTAINERS - 0.1%
667,000	Berlin Packaging LLC First Lien Term Loan 03/29/19 (b)	675,337
200,000	Second Lien Term Loan 03/27/20 (b)	197,000

		872,337

GAMING & LEISURE - 1.6%
8,438,203	Ginn LA Conduit Lender, Inc. First Lien Tranche B Term Loan (e)	210,955
3,937,249	First Lien Tranche A Credit-Linked Deposit (e)	98,431
3,000,000	Harrah’s Las Vegas Propco LLC Senior Loan 3.70%, 02/13/14	2,835,465
7,492,946	LLV Holdco LLC Exit Revolving Loan 5.00%, 02/28/17 (c)(d)(f)	5,439,879
7,000,000	WAICCS Las Vegas 3 LLC Second Lien Term Loan (e)	35,000

		8,619,730

See accompanying Notes to Investment Portfolio. | 1

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	NexPoint Credit Strategies Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans — (continued)
HEALTHCARE - 1.4%
2,435,085	Kinetic Concepts, Inc. Dollar Term C-1 Loan 5.50%, 05/04/18	2,483,141
4,714,375	Select Medical Corp. Series A Tranche B Term Loan 5.50%, 06/01/18	4,754,895

		7,238,036

HOUSING - 1.0%
2,000,000	Armstrong World Industries, Inc. Term Loan B 03/15/20 (b)	2,018,040
2,737,567	Building Materials Holding Corp. Second Lien Term Loan 01/05/15 (b)	2,655,440
2,754,707	LBREP/L-Suncal Master I LLC First Lien Term Loan (c)(e)	334,697

		5,008,177

INFORMATION TECHNOLOGY - 3.5%
4,738,959	Avaya, Inc. Term Loan B-5 03/30/18 (b)	4,777,842
4,000,000	Kronos, Inc. Second Lien Initial Term Loan 9.75%, 04/30/20	4,190,000
1,833,400	Novell, Inc. First Lien Term Facility 7.25%, 11/22/17	1,858,224
997,500	RP Crown Parent LLC First Lien Term Loan 6.75%, 12/21/18	1,019,011
1,347,613	Vertafore, Inc. First Lien Term Loan 5.25%, 07/29/16	1,365,577
5,000,000	Second Lien Term Loan 9.75%, 10/29/17	5,125,000

		18,335,654

Principal Amount ($)		Value ($)
MEDIA & TELECOMMUNICATIONS - 1.5%
886,042	Broadstripe LLC Revolver 9.25%, 07/31/15 (c)(e)	56,441
8,920,151	First Lien Term Loan (c)(e)	568,214
3,979,888	Cengage Learning Acquisitions, Inc. Original Term Loan 2.71%, 07/03/14	3,080,433
4,968,100	Extended Tranche B Term Loan 5.71%, 07/05/17	3,673,289
3,402,226	Endurance Business Media, Inc. Term Loan 6.50%, 12/14/14 (d)	680,445
83,808	FoxCo Acquisition Sub LLC Initial Term Loan 07/14/17 (b)	85,458

		8,144,280

RETAIL - 2.2%
1,676,395	Burlington Coat Factory Warehouse Corp. Term Loan B-1 5.50%, 02/23/17	1,701,935

2 | See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	NexPoint Credit Strategies Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans — (continued)
RETAIL — (continued)
1,995,000	Collective Brands, Inc. Term Loan 7.25%, 10/09/19	2,025,863
7,825,422	Guitar Center, Inc. Extended Term Loan 5.54%, 04/10/17	7,797,720

		11,525,518

SERVICE - 4.7%
1,855,021	Coinmach Service Corp. Term Loan 3.21%, 11/20/14	1,838,790
129,283	Delayed Draw Term Loan 3.21%, 11/20/14	128,151
8,958,765	EnergySolutions LLC Term Loan 6.25%, 08/12/16	9,057,311
3,500,000	First Data Corp. Dollar Term Loan 4.20%, 03/23/18	3,494,102
3,003,844	5.20%, 03/24/17	3,034,258
2,000,000	Term Loan B 5.20%, 09/24/18	2,018,340
4,987,500	Sabre, Inc. Term Loan B 02/19/19 (b)	5,061,839

		24,632,791

TELECOMMUNICATIONS - 0.7%
3,584,526	U.S. Telepacific Corp. Term Loan Advance 5.75%, 02/23/17	3,582,285

Principal Amount ($)		Value ($)
TRANSPORTATION - 1.4%
992,228	Delta Air Lines, Inc. Term Loan B-1 5.25%, 10/18/18	1,010,212
5,954,660	YRCW Receivables LLC Term B Loan 11.25%, 09/30/14	6,073,753

		7,083,965

UTILITY - 4.4%
2,000,000	Texas Competitive Electric Holdings Co. LLC Non-Extended Term Loan 3.79%, 10/10/14	1,472,780
28,329,417	Extended Term Loan 4.70%, 10/10/17	20,153,122
1,710,000	Topaz Power Holdings LLC Term B Advance 5.25%, 02/26/20	1,739,925

		23,365,827

	Total U.S. Senior Loans (Cost $205,089,820)	177,773,454

Principal Amount
Foreign Denominated or Domiciled Senior Loans (a) - 0.8%
GERMANY - 0.6%
USD
3,345,000	Schaeffler AG Term Loan Facility C 4.25%, 01/27/17	3,389,694

See accompanying Notes to Investment Portfolio. | 3

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	NexPoint Credit Strategies Fund

Principal Amount ($)		Value ($)
Foreign Denominated or Domiciled Senior Loans — (continued)
LUXEMBOURG - 0.2%
USD
538,684	AI Chem & Cy SCA Tranche B-1 Term Loan 10/03/19 (b)	546,091
279,497	Term Loan B-2 10/03/19 (b)	283,341
222,222	Second Lien Term Loan 03/31/20 (b)	228,055

		1,057,487

UNITED KINGDOM - 0.0%
GBP
930,717	Henson No. 4 Ltd. Term Loan Facility B (c)(e)	45,179
930,717	Term Loan Facility C (c)(e)	45,596

		90,775

	Total Foreign Denominated or Domiciled Senior Loans (Cost $6,101,993)	4,537,956

Principal Amount ($)
Asset-Backed Securities - 25.1%
2,000,000	ABCLO, Ltd. Series 2007-1A, Class C 2.15%, 04/15/21 (g)(h)	1,767,532
2,000,000	ACA CLO, Ltd. Series 2007-1A, Class D 2.65%, 06/15/22 (g)(h)	1,760,000
1,000,000	Airlie CLO, Ltd. Series 2006-1A, Class C 1.98%, 05/20/20 (g)(h)	908,800
2,000,000	Apidos CDO Series 2005-1A, Class C 2.15%, 07/27/17 (g)(h)	1,895,000

Principal Amount ($)		Value ($)
Asset-Backed Securities — (continued)
1,500,000	Series 2013-12A, Class F 5.18%, 04/15/25 (g)(h)(i)	1,219,650
2,000,000	Apidos CDO I, Ltd. Series 2013-12A, Class D 3.33%, 04/15/25 (g)(h)(i)	1,843,800
2,803,095	Ares VR CLO, Ltd. Series 2006-5RA, Class D 2.19%, 02/24/18 (g)(h)	2,652,989
1,000,000	Avalon Capital, Ltd. 3 Series 1A, Class C 1.09%, 02/24/19 (g)(h)	947,500
1,000,000	Avenue CLO, Ltd. Series 2006-3A, Class B1L 1.95%, 07/20/18 (g)(h)	875,000
1,500,000	Avery Street CLO Series 2006-1A, Class D 2.18%, 04/05/18 (g)(h)	1,323,750
1,000,000	Babson Mid-Market CLO, Inc. Series 2007-2A, Class D 2.00%, 04/15/21 (g)(h)	885,000
2,500,000	Brentwood CLO Corp. Series 2006-1A, Class B 1.12%, 02/01/22 (g)(h)	2,018,750
2,000,000	Cent CDO, Ltd. Series 2007-15A, Class C 2.53%, 03/11/21 (g)(h)	1,794,840
2,000,000	ColumbusNova CLO, Ltd. Series 2007-1A, Class D 1.64%, 05/16/19 (g)(h)	1,760,000
2,500,000	Comstock Funding, Ltd. Series 2006-1A, Class C 2.04%, 05/30/20 (g)(h)	2,287,500
2,500,000	Cornerstone CLO, Ltd. Series 2007-1A, Class C 2.70%, 07/15/21 (g)(h)	2,171,500

4 | See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	NexPoint Credit Strategies Fund

Principal Amount ($)		Value ($)
Asset-Backed Securities — (continued)
457,922	Del Mar CLO, Ltd. Series 2006-1A, Class E 4.30%, 07/25/18 (g)(h)	417,854
11,010,000	Eastland CLO, Ltd. Series 2007-1A, Class C 1.80%, 05/01/22 (g)(h)	8,263,412
2,006,825	Series 2007-1A, Class D 3.90%, 05/01/22 (g)(h)	1,476,090
2,100,000	Galaxy CLO, Ltd. Series 2007-8A, Class D 1.60%, 04/25/19 (g)(h)	1,832,250
1,000,000	Gallatin CLO, Ltd. Series 2007-1A, Class B1L 1.54%, 05/17/21 (g)(h)	869,688
2,000,000	Golden Knight CDO, Ltd. Series 2007-2A, Class D 1.70%, 04/15/19 (g)(h)	1,740,000
4,000,000	Goldman Sachs Asset Management CLO PLC Series 2007-1A, Class D 3.05%, 08/01/22 (g)(h)	3,660,000
847,661	Series 2007-1A, Class E 5.30%, 08/01/22 (g)(h)	784,086
3,000,000	Grayson CLO, Ltd. Series 2006-1A, Class B 1.00%, 11/01/21 (g)(h)	2,371,875
2,000,000	Series 2006-1A, Class C 1.85%, 11/01/21 (g)(h)	1,542,800
2,915,407	Series 2006-1A, Class D 3.90%, 11/01/21 (g)(h)	2,050,989
5,487,000	Greenbriar CLO, Ltd. Series 2007-1A, Class C 2.05%, 11/01/21 (g)(h)	4,699,341
1,000,000	Series 2007-1A, Class D 3.05%, 11/01/21 (g)(h)	775,000
1,000,000	Greywolf CLO, Ltd. Series 2007-1A, Class D 1.79%, 02/18/21 (g)(h)	873,100

Principal Amount ($)		Value ($)
814,466	Series 2007-1A, Class E 4.24%, 02/18/21 (g)(h)	761,526
1,000,000	Series 2013-1A, Class D 4.98%, 04/15/25 (g)(h)	898,800
1,500,000	Series 2013-1A, Class E 5.33%, 04/15/25 (g)(h)	1,236,000
1,000,000	Gulf Stream - Sextant CLO, Ltd. Series 2006-1A, Class D 1.89%, 08/21/20 (g)(h)	898,620
5,264,095	Hewett’s Island CDO, Ltd. Series 2007-1RA, Class E 1.00%, 11/12/19 (g)(h)	5,132,493
2,000,000	Hewett’s Island CLO V, Ltd. Series 2006-5A, Class D 1.73%, 12/05/18 (g)(h)	1,731,000
762,824	Highland Loan Funding V, Ltd. Series 1A, Class B 1.57%, 08/01/14 (g)(h)	661,597
10,279,227	Highland Park CDO, Ltd. Series 2006-1A, Class A1 0.62%, 11/25/51 (g)(h)	8,531,759
1,147,416	Series 2006-1X, Class A1 0.62%, 11/25/51 (g)	953,789
7,375,000	Series 2006-1A, Class A2 0.69%, 11/25/51 (g)(h)	1,696,250
2,000,000	Hillmark Funding Series 2006-1A, Class C 1.99%, 05/21/21 (g)(h)	1,745,000
612,103	Series 2006-1A, Class D 3.89%, 05/21/21 (g)(h)	524,327
1,000,000	Inwood Park CDO, Ltd. Series 2006-1A, Class D 1.70%, 01/20/21 (g)(h)	870,450

See accompanying Notes to Investment Portfolio. | 5

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	NexPoint Credit Strategies Fund

Principal Amount ($)		Value ($)
Asset-Backed Securities — (continued)
500,000	Katonah CLO, Ltd. Series 2006-9A, Class B1L 1.70%, 01/25/19 (g)(h)	420,000
902,964	Series 8A, Class D 2.14%, 05/20/18 (g)(h)	761,560
848,153	Series 7A, Class D 2.14%, 11/15/17 (g)(h)	723,051
1,500,000	Madison Park Funding I, Ltd. Series 2007-5A, Class D 3.79%, 02/26/21 (g)(h)	1,296,540
1,000,000	Marquette U.S./European CLO LLC Series 2006-1A, Class D1 2.05%, 07/15/20 (g)(h)	860,650
835,038	Navigator CDO, Ltd. Series 2006-2A, Class D 3.78%, 09/20/20 (g)(h)	715,406
3,500,000	Neuberger Berman CLO, Ltd. Series 2012-13A, Class E 5.47%, 01/23/24 (g)(h)	3,246,250
750,000	NYLIM Flatiron CLO, Ltd. Series 2006-1A, Class D 3.74%, 08/08/20 (g)	665,625
1,000,000	OHA Credit Partners, Ltd. Series 2012-7A, Class D 4.29%, 11/20/23 (g)(h)	1,000,500
408,963	Pam Capital Funding LP Series 1998-1A, Class B2 1.65%, 05/01/14 (g)(h)	256,052
817,925	Series 1998-1A, Class B1 7.47%, 05/01/14 (h)	477,669
1,000,000	PPM Grayhawk CLO, Ltd. Series 2007-1A, Class C 1.70%, 04/18/21 (g)(h)	837,110
5,000,000	Primus CLO II, Ltd. Series 2007-2A, Class D 2.70%, 07/15/21 (g)(h)	4,235,500
4,000,000	Rampart CLO, Ltd. Series 2006-1A, Class C 1.75%, 04/18/21 (g)(h)	3,492,980

Principal Amount ($)		Value ($)
3,972,238	Red River CLO, Ltd. Series 1A, Class E 4.05%, 07/27/18 (g)(h)	3,197,254
6,000,000	Rockwall CDO II, Ltd. Series 2007-1A, Class A3L 1.30%, 08/01/24 (g)(h)	4,350,000
500,000	Stanfield Azure CLO, Ltd. Series 2006-1A, Class B1L 1.99%, 05/27/20 (g)(h)	455,725
1,000,000	Stanfield Bristol CLO, Ltd. Series 2005-1A, Class C 2.34%, 10/15/19 (g)(h)	913,550
1,200,000	Stanfield Daytona CLO, Ltd. Series 2007-1A, Class B1L 1.65%, 04/27/21 (g)(h)	1,012,080
4,000,000	Stanfield McLaren CLO Delaware Corp. Series 2007-1A, Class B1L 2.69%, 02/27/21 (g)(h)	3,698,400
10,300,000	Stratford CLO, Ltd. Series 2007-1A, Class C 2.30%, 11/01/21 (g)(h)	8,696,558
1,397,789	Series 2007-1A, Class E 4.30%, 11/01/21 (g)(h)	1,174,143
2,000,000	Venture IX CDO, Ltd. Series 2007-9A, Class D 4.46%, 10/12/21 (g)(h)	1,900,000
1,000,000	Westbrook CLO, Ltd. Series 2006-1A, Class D 1.98%, 12/20/20 (g)(h)	920,200
3,000,000	Wind River CLO I, Ltd. Series 2004-1A, Class COM4 0.00%, 12/19/16 (h)	2,325,000

6 | See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	NexPoint Credit Strategies Fund

Principal Amount ($)		Value ($)
Asset-Backed Securities — (continued)
1,500,000	Wind River CLO II Tate Investors, Ltd. Series 2005-2A, Class C 2.05%, 10/19/17 (g)(h)	1,391,250

	Total Asset-Backed Securities (Cost $122,895,070)	132,132,760

Corporate Bonds & Notes - 18.5%
CHEMICALS - 2.3%
2,025,000	Momentive Performance Materials, Inc. 9.00%, 01/15/21 (j)	1,528,875
10,000,000	TPC Group, Inc. 8.75%, 12/15/20 (h)	10,462,500

		11,991,375

ENERGY - 1.8%
2,785,000	Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.38%, 05/01/19	3,133,125
300,000	9.63%, 08/01/20 (h)	339,750
1,000,000	Penn Virginia Corp. 7.25%, 04/15/19 (j)	1,002,500
5,000,000	Venoco, Inc. 8.88%, 02/15/19	4,875,000

		9,350,375

FOREST PRODUCTS & CONTAINERS - 0.0%
427,928	NewPage Holding Corp. (c)(e)	—

HEALTHCARE - 2.6%
12,377,817	Azithromycin Royalty Sub LLC 16.00%, 05/15/19 (e)(h)	6,198,811
85,880,505	Celtic Pharma Phinco BV, PIK (e)(h)	7,716,002

		13,914,813

Principal Amount ($)		Value ($)
Corporate Bonds & Notes — (continued)
INFORMATION TECHNOLOGY - 5.5%
9,500,000	Avaya, Inc. 7.00%, 04/01/19 (h)(j)	9,333,750
16,971,250	10.50%, 03/01/21 (h)	16,249,972
3,000,000	CommScope, Inc. 8.25%, 01/15/19 (h)	3,270,000

		28,853,722

MEDIA & TELECOMMUNICATIONS - 2.4%
7,000,000	Cengage Learning Acquisitions, Inc. 11.50%, 04/15/20 (h)(j)	5,320,000
3,225,000	12.00%, 06/30/19 (h)	838,500
3,500,000	DISH DBS Corp. 5.00%, 03/15/23 (h)(j)	3,460,625
3,000,000	MetroPCS Wireless, Inc. 6.63%, 11/15/20 (j)	3,146,250

		12,765,375

SERVICE - 2.9%
4,500,000	Sabre, Inc. 8.50%, 05/15/19 (h)	4,899,375
10,300,000	Travelport LLC 9.88%, 09/01/14	10,403,000

		15,302,375

TRANSPORTATION - 0.6%
3,750,000	DPH Holdings Corp. (e)	83,438
3,933,000	DPH Holdings Corp. (e)	87,509
8,334,000	DPH Holdings Corp. (e)	185,431
2,326,000	Visteon Corp. 6.75%, 04/15/19 (j)	2,500,450

		2,856,828

See accompanying Notes to Investment Portfolio. | 7

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	NexPoint Credit Strategies Fund

Principal Amount ($)		Value ($)
Corporate Bonds & Notes — (continued)
UTILITY - 0.4%
3,000,000	Texas Competitive Electric Holdings Co. LLC 11.50%, 10/01/20 (h)	2,257,500

	Total Corporate Bonds & Notes (Cost $160,392,076)	97,292,363

Principal Amount
Foreign Corporate Bonds & Notes - 9.7%
CANADA - 2.0%
USD
10,069,000	Tervita Corp. 8.00%, 11/15/18 (h)	10,427,708

FINLAND - 4.2%
USD
23,000,000	Nokia OYJ 5.38%, 05/15/19 (j)	22,022,500

LUXEMBOURG - 0.7%
EUR
3,000,000	INEOS Group Holdings SA 7.88%, 02/15/16 (h)	3,890,821

UNITED KINGDOM - 2.3%
USD
	INEOS Finance PLC
5,325,000	8.38%, 02/15/19 (h)	5,910,750
5,500,000	7.50%, 05/01/20 (h)(j)	6,015,625

		11,926,375

UNITED STATES - 0.5%
EUR
3,000,000	Momentive Performance Materials, Inc. 9.50%, 01/15/21	2,831,439

	Total Foreign Corporate Bonds & Notes (Cost $48,125,540)	51,098,843

Shares		Value ($)
Foreign Corporate Bonds & Notes — (continued)
Claims (c)(k)- 0.0%
OTHER - 0.0%
1,690,532	Hillcrest IV	—

	Total Claims (Cost $1,690,532)	—

Common Stocks - 48.4%
BROADCASTING - 5.4%
2,010,616	Communications Corp. of America (c)(d)(k)	2,429,628
6,371	Young Broadcasting Holding Co., Inc., Class A (d)(k)	25,961,825

		28,391,453

CONSUMER DISCRETIONARY - 9.4%
148,750	Apollo Group, Inc., Class A (k)(l)	2,586,763
14,650	Best Buy Co., Inc. (l)	324,498
202,250	Big Lots, Inc. (j)(k)(l)	7,133,357
101,150	DeVry, Inc. (j)(l)	3,211,512
214,575	Family Dollar Stores, Inc. (j)(l)	12,670,654
44,000	GameStop Corp., Class A (j)	1,230,680
157,050	Garmin, Ltd. (j)(l)	5,188,932
113,737	K12, Inc. (k)(l)	2,742,199
9,490	NIKE, Inc., Class B (l)	560,005
1,027,650	Staples, Inc. (j)(l)	13,801,339

		49,449,939

8 | See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	NexPoint Credit Strategies Fund

Shares		Value ($)
Common Stocks — (continued)
CONSUMER STAPLES - 0.7%
550	Coca-Cola Co. (The) (l)	22,242
4,700	Colgate-Palmolive Co. (l)	554,741
64,650	Dr. Pepper Snapple Group, Inc. (j)(l)	3,035,318
1,150	Walgreen Co. (l)	54,832

		3,667,133

ENERGY - 0.1%
5,700	Exxon Mobil Corp. (l)	513,627

FINANCIAL - 10.8%
1,000,000	Adelphia Recovery Trust	1,200
147,020	Aflac, Inc. (l)	7,647,981
46,601	American Banknote Corp. (c)(k)	458,088
602,055	American Express Co. (k)(l)	40,614,630
20,500	Ameriprise Financial, Inc. (l)	1,509,825
2,500	Automatic Data Processing, Inc. (l)	162,550
3,900	Chubb Corp. (The) (l)	341,367
187,947	SWS Group, Inc. (k)(l)	1,137,079
80,300	Torchmark Corp. (l)	4,801,940

		56,674,660

GAMING & LEISURE - 0.0%
13	LLV Holdco LLC - Litigation Trust Units (c)(d)(k)	—
26,712	LLV Holdco LLC - Series A, Membership Interest (c)(d)(k)	—
144	LLV Holdco LLC - Series B, Membership Interest (c)(d)(k)	—

		—

HEALTHCARE - 5.2%
15,600	Abbott Laboratories (l)	550,992
15,600	AbbVie, Inc. (l)	636,168
629,300	Akorn, Inc. (j)(k)(l)	8,703,219
1,550	Becton Dickinson and Co. (l)	148,196
22,600	Edwards Lifesciences Corp. (j)(k)(l)	1,856,816
24,000,000	Genesys Ventures IA, LP (c)(d)(k)	15,501,600
8,935	Molina Healthcare, Inc. (k)(l)	275,823

		27,672,814

HOUSING - 0.2%
368,150	CCD Equity Partners LLC (c)(k)	839,382

Shares		Value ($)
INFORMATION TECHNOLOGY - 3.3%
329,200	Corning, Inc. (l)	4,388,236
2,725	International Business Machines Corp. (l)	581,243
4,079	Magnachip Semiconductor Corp. (k)	70,607
421,200	Microsoft Corp. (l)	12,050,532
14,700	NetApp, Inc. (k)(l)	502,152

		17,592,770

MEDIA & TELECOMMUNICATIONS - 3.3%
12,650	DIRECTV (k)(l)	716,117
6,480	Endurance Business Media, Inc., Class A (c)(d)(k)	—
18,000	Gray Television, Inc., Class A (j)(k)	73,800
308,875	Metro-Goldwyn-Mayer, Inc., Class A (k)	12,470,519
70,800	Time Warner, Inc. (l)	4,079,496

		17,339,932

METALS & MINERALS - 0.5%
69,900	Allegheny Technologies, Inc. (j)(l)	2,216,529
3,200	Reliance Steel & Aluminum Co. (l)	227,744

		2,444,273

REAL ESTATE INVESTMENT TRUST - 3.8%
212,150	Corrections Corp. of America, REIT (l)	8,288,701
622,625	Spirit Realty Capital, Inc., REIT	11,829,875

		20,118,576

TELECOMMUNICATIONS - 2.8%
45,168	Fairpoint Communications, Inc. (k)	337,405
1,323,100	MetroPCS Communications, Inc. (k)(l)	14,421,790

		14,759,195

See accompanying Notes to Investment Portfolio. | 9

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	NexPoint Credit Strategies Fund

Shares		Value ($)
Common Stocks — (continued)
TRANSPORTATION - 2.2%
2,846,500	AMR Corp. (k)	11,812,975

UTILITY- 0.0%
81,194	Entegra TC LLC (k)	22,328

WIRELESS COMMUNICATIONS - 0.7%
2,260,530	Pendrell Corp. (k)	3,752,478

	Total Common Stocks (Cost $341,553,671)	255,051,535

Preferred Stocks (k) - 4.3%
FINANCIAL - 4.3%
6,000	Aberdeen Loan Funding, Ltd. (h)	3,360,000
3,800	Brentwood CLO, Ltd./Corp (h)	2,415,172
1,200	Brentwood CLO, Ltd./Corp (h)	762,686
5,000	Eastland Investors Corp. (h)	4,250,000
5,000	Red River CLO, Ltd., Series PS-2	3,051,071
6,000	Rockwall CDO, Ltd. (h)	2,580,000
6,000	Southfork CLO, Ltd. (h)	3,015,000
4,000	Stratford CLO, Ltd. (h)	3,034,222

		22,468,151

	Total Preferred Stocks (Cost $22,453,750)	22,468,151

Exchange-Traded Funds (k) - 6.6%
FINANCIAL - 1.4%
383,400	ProShares UltraShort Russell 2000, ETF	7,568,316

METALS & MINERALS - 5.2%
722,000	ProShares Ultra Silver, ETF	27,255,500

	Total Exchange-Traded Funds (Cost $39,845,663)	34,823,816

Units
Warrants (k) - 0.3%
BROADCASTING - 0.3%
389	Young Broadcasting Holding Co., Inc., expires 12/24/24 (d)	1,585,175

Units		Value ($)

GAMING & LEISURE - 0.0%
602	LLV Holdco LLC - Series C, Membership Interest, expires 07/15/15 (c)(d)	—
828	LLV Holdco LLC - Series D, Membership Interest, expires 07/15/15 (c)(d)	—
925	LLV Holdco LLC - Series E, Membership Interest, expires 07/15/15 (c)(d)	—
1,041	LLV Holdco LLC - Series F, Membership Interest, expires 07/15/15 (c)(d)	—
1,179	LLV Holdco LLC - Series G, Membership Interest, expires 07/15/15 (c)(d)	—

		—

INFORMATION TECHNOLOGY - 0.0%
80,472	Microvision, Inc., expires 07/23/13	2,233

	Total Warrants (Cost $774,997)	1,587,408

Shares
Investment Companies - 11.6%
60,962,902	State Street Navigator Prime Securities Lending Portfolio (m)	60,962,902

	Total Investment Companies (Cost $60,962,902)	60,962,902

	Total Investments - 159.0% (Cost $1,009,886,014) (n)	837,729,188

10 | See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	NexPoint Credit Strategies Fund

Shares		Value ($)
Securities Sold Short - (4.2)%
Common Stocks - (1.7)%
ENERGY - (1.7)%
434,800	Chesapeake Energy Corp.	(8,874,268)

	Total Common Stocks (Proceeds $8,381,998)	(8,874,268)

Exchange-Traded Funds - (2.5)%

Principal Amount ($)
ENERGY - (0.6)%
96,000	ProShares Ultra DJ-UBS Crude Oil, ETF (k)	(3,029,760)

FINANCIAL - (1.9)%
106,100	iShares Russell 2000 Index Fund, ETF	(10,000,986)

	Total Exchange-Traded Funds (Proceeds $12,912,095)	(13,030,746)

	Total Securities Sold Short (Proceeds $21,294,093)	(21,905,014)

Other Assets & Liabilities, Net - (54.8)%		(288,832,092)

Net Assets - 100.0%		526,992,082

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at March 31, 2013. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $60,987,637, or 11.6% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2013.
(d)	Affiliated issuer. Assets with a total aggregate market value of $86,867,485, or 16.4% of net assets, were affiliated with the Fund as of March 31, 2013.
(e)	The issuer is, or is in danger of being, in default of its payment obligation. Income is not being accrued.
(f)	Fixed rate senior loan.
(g)	Variable or floating rate security. The interest rate shown reflects the rate in effect March 31, 2013.
(h)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2013, these securities amounted to $246,522,115 or 46.8% of net assets.
(i)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(j)	Securities (or a portion of securities) on loan. As of March 31, 2013, the market value of securities loaned was $59,800,489. The loaned securities were secured with cash collateral of $60,962,902. Collateral is calculated based on prior day’s prices.
(k)	Non-income producing security.
(l)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $143,533,951.
(m)	Represents investments of cash collateral received in connection with securities lending.
(n)	Cost for U.S. federal income tax purposes is $1,009,886,014.

Currency Abbreviations:
EUR	Euro Currency
GBP	British Pound

Glossary:
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
PIK	Payment-in-Kind
PNC	PNC Capital Markets LLC
REIT	Real Estate Investment Trust

See accompanying Notes to Investment Portfolio. | 11

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	NexPoint Credit Strategies Fund

Forward foreign currency exchange contracts outstanding as of March 31, 2013 were as follows:

Contracts to Buy or to Sell	Currency	Counterparty	Principal Amount Covered by Contracts	Expiration	Unrealized Appreciation/ (Depreciation)
Sell	EUR	PNC	4,615,000	08/01/13	$334,478

Foreign Denominated or Domiciled Senior Loans, and Foreign Corporate Bonds & Notes

Industry Concentration Table:

(% of Net Assets)

Telecommunications	4.2%
Chemicals	3.7%
Service	2.0%
Transportation	0.6%
Retail	0.0%

Total	10.5%

12 | See accompanying Notes to Investment Portfolio.

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2013	NexPoint Credit Strategies Fund

Valuation of Investments

In computing the NexPoint Credit Strategies Fund’s (the “Fund”) net assets attributable to common shares, securities with readily available market quotations on the New York Stock Exchange, NASDAQ or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that NexPoint Advisors, L.P. (the “Investment Advisor”) has determined to generally have the capability to provide appropriate pricing services and have been approved by the Trustees.

Securities for which market quotations are not readily available, for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s net asset value), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Fund. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at cost adjusted for amortization of premiums and accretion of discounts. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.

Fair Value Measurements

The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	NexPoint Credit Strategies Fund

The Investment Adviser has established policies, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of those policies.

As of March 31, 2013, the Fund’s investments consisted of senior loans, corporate notes and bonds, asset-backed securities, common stock, preferred stock, exchange traded funds and warrants. The fair value of the Fund’s loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Fund’s common stocks, preferred stocks and warrants that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value the Fund’s assets as of March 31, 2013 is as follows:

	Total value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
NexPoint Credit Strategies Fund
Assets
U.S. Senior Loans	$177,773,454	$—	$119,858,390	$57,915,064
Foreign Denominated or Domiciled Senior Loans	4,537,956	—	4,447,181	90,775
Asset-Backed Securities	132,132,760	—	121,668,670	10,464,090
Corporate Bonds & Notes	97,292,363	—	89,576,361	7,716,002
Foreign Corporate Bonds & Notes	51,098,843	—	51,098,843	—
Claims*	—	—	—	—	**
Common Stocks
Broadcasting	28,391,453	—	25,961,825	2,429,628
Consumer Discretionary	49,449,939	49,449,939	—	—
Consumer Staples	3,667,133	3,667,133	—	—
Energy	513,627	513,627	—	—
Financial	56,674,660	56,216,572	—	458,088
Gaming & Leisure	—	—	—	—
Healthcare	27,672,814	12,171,214	—	15,501,600
Housing	839,382	—	—	839,382
Information Technology	17,592,770	17,592,770	—	—
Media & Telecommunications	17,339,932	4,869,413	12,470,519	—
Metals & Minerals	2,444,273	2,444,273	—	—
Real Estate Investment Trust	20,118,576	20,118,576	—	—
Telecommunications	14,759,195	14,759,195	—	—
Transportation	11,812,975	11,812,975	—	—
Utility	22,328	—	22,328	—
Wireless Communications	3,752,478	3,752,478	—	—
Preferred Stocks*	22,468,151	—	22,468,151	—
Exchange-Traded Funds*	34,823,816	34,823,816	—	—
Warrants*
Equity Contracts	1,587,408	2,233	1,585,175	—
Investment Companies	60,962,902	60,962,902	—	—
Other Financial Instruments
Forward Foreign Currency Contracts Foreign Exchange Contracts	334,478	334,478	—	—

Total Assets	838,063,666	293,491,594	449,157,443	95,414,629

Liabilities
Securities Sold Short	(21,905,014)	(21,905,014)	—	—

Total Liabilities	(21,905,014)	(21,905,014)	—	—

Total	$816,158,652	$271,586,580	$449,157,443	$95,414,629

*	See Investment Portfolio detail for industry breakout.
**	This category includes a security with a value of zero.

The table below sets forth a summary of changes in the Fund’s Level 3 assets (assets measured at fair value using significant unobservable inputs) for the three months ended March 31, 2013.

	Balance as of December 31, 2012	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)	Net Purchases*	Net (Sales)*	Balance as of March 31, 2013	Change in Unrealized Gain/(Loss) on Level 3 securities still held at period end
U.S. Senior Loans	$42,087,789	$10,263,753	$—	$288,073	$17,256	$63,409	$5,465,902	$(271,118)	$57,915,064	$63,409
Foreign Denominated or Domiciled Senior Loans	187,531	—	—	—	678	26,863	—	(124,297)	90,775	26,863
Asset-Backed Securities	1,700,238	8,696,558	—	11,381	—	55,913	—	—	10,464,090	55,913
Corporate Bonds & Notes	8,435,914	—	(356,378)	—	—	(5,846)	—	(357,688)	7,716,002	(567,733)
Claims	—	—	—	—	—	(498,526)	498,526	—	—	(498,526)
Common Stocks
Broadcasting	24,671,202	—	(25,961,825)	—	701,679	3,720,251	—	(701,679)	2,429,628	1,808,951
Financial**	428,263	—	—	—	—	53,125	—	(23,300)	458,088	53,125
Healthcare	40,320,000	—	—	—	—	(818,400)	—	(24,000,000)	15,501,600	(818,400)
Housing	839,382	—	—	—	—	—	—	—	839,382	—
Gaming & Leisure	—	—	—	—	—	649,440	—	(649,440)	—	649,440
Media & Telecommunications**	71,278	—	—	—	—	(71,278)	—	—	—	(71,278)
Utility	18,269	—	(22,328)	—	—	4,059	—	—	—	—
Warrants
Equity Contracts	1,468,475	—	(1,585,175)	—	66,254	116,700	—	(66,254)	—	—

Total	$120,228,341	$18,960,311	$(27,925,706)	$299,454	$785,867	$3,295,710	$5,964,428	$(26,193,776)	$95,414,629	$701,764

*	Includes any applicable borrowings and/or paydowns made on revolving credit facilities held in the Fund’s Investment Portfolio.
**	Balance as of December 31, 2012 reflects an industry reclassification for American Banknote Corp. from Media & Telecommunications to Financial.

For the three months ended March 31, 2013, total change in unrealized gain/(loss) on Level 3 securities still held at period end and included in the change in net assets was $701,764. The Fund presents these unrealized gains on the Statement of Operations as net change in unrealized appreciation/(depreciation) on investments.

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the three months ended March 31, 2013, a net amount of $8,965,395 of the Fund’s portfolio investments were transferred between Level 2 and Level 3. Determination of fair values is uncertain because it involves subjective judgments and estimates that are unobservable. Transfers between Level 2 and Level 3 were due to management’s assessment of observable and unobservable inputs for valuing the assets.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	NexPoint Credit Strategies Fund

For the three months ended March 31, 2013, a net amount of $3,433 of the Fund’s portfolio investments was transferred between Level 1 and Level 2. Transfers between Level 1 and Level 2 were due to management’s assessment of quoted prices for assets in active markets.

The following table summarizes the valuation techniques used and unobservable inputs developed to determine the fair value of material Level 3 investments:

Fund and Category	Ending Balance at 3/31/2013	Valuation Technique	Unobservable Inputs	Input Value(s)
NexPoint Credit Strategies Fund
Debt	$76,185,931	Third-Party Pricing Vendor		0.5-104.75
		Liquidation Analysis	Discount Rate	15% - 25%
			Liquidity Discount	25% - 30%
		Debt - Loan Spread	Weighted Comparables	33%
			Weighted Avg DM	4%
			Liquidity Discount	20%
			Multiple Discount	10%
Common Stocks	19,228,698	Multiples Analysis	Discount Rate	20% - 25%
			Liquidity Discount	25%
			Minority Discount	20%
		Fair Valuation - Multiple Scenarios	Discount Rate	24%
			Scenario Probabilities	33%

Total	$95,414,629

The significant unobservable inputs used in the fair value measurement of the Fund’s debt investments are discount rates and liquidity discounts. Significant increases or decreases in either of those inputs in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s common stock investments are discount rates and scenario probabilities. Significant changes in either of those inputs in isolation would result in a significantly lower or higher fair value measurement.

Derivative Transactions

The Fund entered into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions, and for managing the duration of fixed-income investments.

Forward Foreign Currency Exchange Contracts

In order to minimize the movement in NAV resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Fund is authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time. Forwards involve counterparty credit risk to the Fund because the forwards are not exchange-traded, and there is no clearinghouse to guarantee forwards against default. As of March 31, 2013, the open notional value of the Fund’s forward currency exchange contracts were EUR 4,615,000 and during the three months ended March 31, 2013, the closed notional value was EUR 4,615,000.

Options

The Fund may utilize options on securities or indexes to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Fund may hold options, write option contracts, or both.

If an option written by the Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss.

During the three months ended March 31, 2013, the Fund had covered written options to hedge against equity price movement of the related securities, which is consistent with the investment strategy of the Fund.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2013	NexPoint Credit Strategies Fund

Transactions in written options for the three months ended March 31, 2013 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2012	11,934	$2,951,678
Call Options Written	4,675	533,599
Put Options Written	7,334	931,120
Call Options Exercised	(3,900)	(483,448)
Put Options Expired	(11,934)	(1,416,025)
Call Options Expired	(775)	(50,151)
Put Options Closed	(7,334)	(2,466,773)

Outstanding, March 31, 2013	—	—

The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund discloses: a) how and why an entity uses derivative instruments, b) how derivative instruments and related hedged items are accounted for and c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The fair values of derivative instruments have the following risk exposure at March 31, 2013:

Fund	Asset Derivative Fair Value	Liability Derivative Fair Value
Equity Contracts	$1,587,408	$—
Foreign Exchange Contracts	334,478	—

For the three months ended March 31, 2013, the Fund’s average volume of derivatives is as follows:

Derivatives	Units/Contracts	Depreciation
Warrants	85,436	$—
Forward Currency Exchange Contracts Sold	—	(40,417)
Written Options	5,967	—

Affiliated Issuers

Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its outstanding voting securities. The Fund held at least five percent of the outstanding voting securities of the following companies during the period ended March 31, 2013:

Issuer	Par Value at March 31, 2013	Shares at March 31, 2013	Market Value December 31, 2012	Market Value March 31, 2013	Affiliated Income	Purchases	Sales
ComCorp Broadcasting, Inc. (Senior Loans)*	$35,950,043	—	$34,829,552	$35,268,933	$817,863	$—	$—
Communications Corp of America (Common Stocks)	—	2,010,616	620,677	2,429,628	—	—	—
Endurance Business Media, Inc., Class A (Common Stocks)	—	6,480	71,278	—	—	—	—
Endurance Business Media, Inc. (Senior Loans)	3,402,226	—	682,339	680,445	56,049	—	9,471
Genesys Ventures IA, L.P. (Common Stocks)	—	24,000,000	40,320,000	15,501,600	—	225,205	24,000,000
LLV Holdco, LLC (Senior Loans)	7,492,946	—	5,234,227	5,439,879	94,167	—	—
LLV Holdco, LLC –Litigation Trust Units (Common Stocks)	—	13	—	—	—	—	—
LLV Holdco, LLC –Series A Membership Interest (Common Stocks)	—	26,712	—	—	—	—	—
LLV Holdco, LLC –Series B Membership Interest (Common Stocks)	—	144	—	—	—	—	—
LLV Holdco, LLC –Series C Membership Interest (Warrants)	—	602	—	—	—	—	—
LLV Holdco, LLC –Series D Membership Interest (Warrants)	—	828	—	—	—	—	—
LLV Holdco, LLC –Series E Membership Interest (Warrants)	—	925	—	—	—	—	—
LLV Holdco, LLC –Series F Membership Interest (Warrants)	—	1,041	—	—	—	—	—
LLV Holdco, LLC –Series G Membership Interest (Warrants)	—	1,179	—	—	—	—	—
Young Broadcasting Holding Co., Inc., Class A (Common Stocks)	—	6,371	24,050,525	25,961,825	—	—	701,679
Young Broadcasting Holding Co., Inc., (Warrants)	—	389	1,468,475	1,585,175	—	—	66,254

	$46,845,215	26,055,300	$107,277,073	$86,867,485	$968,079	$225,205	$24,777,404

*	Company is a wholly owned subsidiary of Communications Corp. of America.

For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEXPOINT CREDIT STRATEGIES FUND

By:	/s/ Ethan Powell
Ethan Powell
Executive Vice President and Principal Executive Officer (principal executive officer)

Date:	May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ethan Powell
Ethan Powell
Executive Vice President and Principal Executive Officer (principal executive officer)

Date:	May 29, 2013

By:	/s/ Brian Mitts
Brian Mitts
Chief Financial Officer and Treasurer (principal financial officer)

Date:	May 29, 2013